Revenue from Contracts with Customers (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disaggregation of Revenue
Revenue from Contracts with Customers		$ 19,639.5		$ 16,792.0		$ 14,918.5
Revenue, Performance Obligation
Fixed Performance Obligations		437.0
Revenues		19,639.5		16,792.0		14,918.5
Revenue Textuals
Revenue from Related Parties		0.0		0.0		0.0
Redemption of Noncontrolling Interest		0.0		0.0		(100.2)
2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		85.5
2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		157.3
2025-2026 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		133.9
After 2026 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		60.3
Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		14,453.1		12,157.6		11,364.0
Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		6,995.9		6,090.8		5,693.7
Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		3,941.7		3,289.7		3,064.8
Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		3,254.2	[1]	2,562.6		2,407.4
Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		261.3		214.5		198.1
Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		4,440.8		4,014.5		3,209.7
Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,229.5		1,080.5		720.2
Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,380.2	[2]	1,178.3	[3]	1,051.8	[4]
Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		121.1	[1]	83.3	[5]	59.3	[6]
Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,710.0	[1]	1,672.4	[7]	1,378.4	[8]
Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		497.8	[9]	350.9	[5]	289.6	[6]
Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		19,391.7		16,523.0		14,863.3
Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		247.8		269.0		55.2
Alternative [Member]
Revenue, Performance Obligation
Revenues		(112.5)	[10]	41.4	[11]	(6.3)	[12]
Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		408.2		367.4		305.6
Revenue, Performance Obligation
Revenues		360.3	[1],[13]	227.6	[5],[14]	61.5	[6],[15]
AEP Texas Inc. [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,848.0		1,587.7		1,528.0
Revenue, Performance Obligation
Revenues		1,846.8		1,593.8		1,618.9
Current Assets
Affiliated Companies - Contracts with Customers		11.9		7.9
Revenue Textuals
Revenue from Related Parties		3.5		3.9		90.8
AEP Texas Inc. [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		0.1		0.4
AEP Texas Inc. [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,259.6		1,049.0		1,079.9
AEP Texas Inc. [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		667.2		550.3		563.6
AEP Texas Inc. [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		417.5		358.5		366.7
AEP Texas Inc. [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		139.6	[16]	108.9		120.1
AEP Texas Inc. [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		35.3		31.3		29.5
AEP Texas Inc. [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		563.8		497.5		399.9
AEP Texas Inc. [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[17]	0.0	[18]	0.0	[19]
AEP Texas Inc. [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		563.8	[20]	497.5	[21]	399.9	[22]
AEP Texas Inc. [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		24.6	[23]	41.2	[24]	48.2	[25]
AEP Texas Inc. [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(1.2)		6.1		90.9
AEP Texas Inc. [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(1.2)	[26]	6.1	[27]	3.4	[28]
AEP Texas Inc. [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		3.6		3.5		3.2
Revenue, Performance Obligation
Revenues		0.0	[16]	0.0	[29]	87.5	[30]
AEP Transmission Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,651.7		1,410.9		1,232.7
Revenue, Performance Obligation
Revenues		1,624.5		1,469.3		1,145.7
Current Assets
Affiliated Companies - Contracts with Customers		119.5		97.3
Revenue Textuals
Revenue from Related Parties		1,354.5		1,171.5		954.6
AEP Transmission Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		113.8		95.5
AEP Transmission Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[16]	0.0		0.0
AEP Transmission Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,643.5		1,393.9		1,210.3
AEP Transmission Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[17]	0.0	[18]	0.0	[19]
AEP Transmission Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,643.5	[20]	1,393.9	[21]	1,210.3	[22]
Revenue Textuals
Revenue from Related Parties		1,300.0		1,100.0		952.0
AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		8.2	[23]	17.0	[24]	22.4	[25]
AEP Transmission Co [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(27.2)		58.4		(87.0)
AEP Transmission Co [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(27.2)	[26]	58.4	[27]	(87.0)	[28]
AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(0.2)		0.3		0.6
Revenue, Performance Obligation
Revenues		0.0	[16]	0.0	[29]	0.0	[30]
Appalachian Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		3,520.7		3,092.9		2,809.2
Revenue, Performance Obligation
Fixed Performance Obligations		83.2
Revenues		3,519.9		3,105.2		2,796.2
Current Assets
Affiliated Companies - Contracts with Customers		94.0		129.9
Revenue Textuals
Revenue from Related Parties		256.1		197.9		174.7
Appalachian Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		64.5		117.8
Appalachian Power Co [Member] | 2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		16.1
Appalachian Power Co [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		32.2
Appalachian Power Co [Member] | 2025-2026 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		23.2
Appalachian Power Co [Member] | After 2026 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		11.7
Appalachian Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,953.2		2,591.0		2,388.7
Appalachian Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,558.7		1,379.6		1,250.6
Appalachian Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		643.4		556.3		517.0
Appalachian Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		664.0	[16]	584.3		553.5
Appalachian Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		87.1		70.8		67.6
Appalachian Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		466.9		431.5		361.0
Appalachian Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		299.9	[17]	302.7	[18]	230.2	[19]
Revenue Textuals
Revenue from Related Parties		170.0		129.0		112.0
Appalachian Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		167.0	[20]	128.8	[21]	130.8	[22]
Revenue Textuals
Revenue from Related Parties		78.0
Appalachian Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		100.6	[23]	70.4	[24]	59.5	[25]
Appalachian Power Co [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(0.8)		12.3		(13.0)
Appalachian Power Co [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(1.3)	[26]	12.3	[27]	(13.0)	[28]
Appalachian Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		18.3		11.8		10.6
Revenue, Performance Obligation
Revenues		0.5	[16]	0.0	[29]	0.0	[30]
Indiana Michigan Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,659.7		2,330.7		2,236.0
Revenue, Performance Obligation
Fixed Performance Obligations		27.5
Revenues		2,669.6		2,326.7		2,241.8
Current Assets
Affiliated Companies - Contracts with Customers		104.0		78.2
Revenue Textuals
Revenue from Related Parties		15.3		3.8		10.5
Indiana Michigan Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		75.3		61.2
Indiana Michigan Power Co [Member] | 2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		4.6
Indiana Michigan Power Co [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		9.2
Indiana Michigan Power Co [Member] | 2025-2026 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		9.2
Indiana Michigan Power Co [Member] | After 2026 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		4.5
Indiana Michigan Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,010.5		1,874.8		1,847.4
Indiana Michigan Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		852.4		805.4		794.1
Indiana Michigan Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		550.2		507.2		499.3
Indiana Michigan Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		602.9	[16]	557.0		547.4
Indiana Michigan Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		5.0		5.2		6.6
Indiana Michigan Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		526.8		351.8		303.6
Indiana Michigan Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		490.0	[17]	318.1	[18]	274.6	[19]
Indiana Michigan Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		36.8	[20]	33.7	[21]	29.0	[22]
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		122.4	[23]	104.1	[24]	85.0	[25]
Indiana Michigan Power Co [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		9.9		(4.0)		5.8
Indiana Michigan Power Co [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		10.0	[26]	(4.0)	[27]	5.8	[28]
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		11.7		7.7		5.2
Revenue, Performance Obligation
Revenues		(0.1)	[16]	0.0	[29]	0.0	[30]
Revenue Textuals
Revenue from Related Parties		62.0		60.0		69.0
Ohio Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		3,672.1		2,837.5		2,665.0
Revenue, Performance Obligation
Revenues		3,665.1		2,899.1		2,749.1
Current Assets
Affiliated Companies - Contracts with Customers		100.9		71.8
Revenue Textuals
Revenue from Related Parties		18.8		24.8		41.5
Ohio Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		49.9		51.7
Ohio Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		3,363.5		2,609.5		2,488.5
Ohio Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,830.2		1,587.9		1,523.4
Ohio Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		947.7		722.7		682.0
Ohio Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		571.7	[16]	286.3		270.0
Ohio Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		13.9		12.6		13.1
Ohio Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		86.2		74.9		67.0
Ohio Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[17]	0.0	[18]	0.0	[19]
Ohio Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		86.2	[20]	74.9	[21]	67.0	[22]
Ohio Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		222.4	[23]	153.1	[24]	109.5	[25]
Ohio Power Co [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(7.0)		61.6		84.1
Ohio Power Co [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(25.6)	[26]	42.6	[27]	66.6	[28]
Ohio Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		11.0		10.6		9.0
Revenue, Performance Obligation
Revenues		18.6	[16]	19.0	[29]	17.5	[30]
Public Service Co Of Oklahoma [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,875.7		1,474.3		1,263.9
Revenue, Performance Obligation
Revenues		1,874.7		1,474.4		1,266.1
Current Assets
Affiliated Companies - Contracts with Customers		52.2		35.0
Revenue Textuals
Revenue from Related Parties		2.9		4.2		5.2
Public Service Co Of Oklahoma [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		18.8		18.8
Public Service Co Of Oklahoma [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,780.9		1,382.6		1,186.6
Public Service Co Of Oklahoma [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		816.3		651.9		579.4
Public Service Co Of Oklahoma [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		489.2		378.9		320.1
Public Service Co Of Oklahoma [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		372.5	[16]	274.1		221.1
Public Service Co Of Oklahoma [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		102.9		77.7		66.0
Public Service Co Of Oklahoma [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		65.7		60.4		42.6
Public Service Co Of Oklahoma [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		26.5	[17]	22.9	[18]	15.1	[19]
Public Service Co Of Oklahoma [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		39.2	[20]	37.5	[21]	27.5	[22]
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		29.1	[23]	31.3	[24]	34.7	[25]
Public Service Co Of Oklahoma [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(1.0)		0.1		2.2
Public Service Co Of Oklahoma [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(1.0)	[26]	0.1	[27]	2.2	[28]
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		6.2		4.9		14.8
Revenue, Performance Obligation
Revenues		0.0	[16]	0.0	[29]	0.0	[30]
Southwestern Electric Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,283.2		2,126.0		1,735.3
Revenue, Performance Obligation
Revenues		2,284.4		2,131.8		1,738.5
Current Assets
Affiliated Companies - Contracts with Customers		65.4		38.3
Revenue Textuals
Revenue from Related Parties		59.5		41.4		41.0
Southwestern Electric Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		19.1		24.7
Southwestern Electric Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,836.6		1,593.2		1,435.4
Southwestern Electric Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		820.7		709.5		630.8
Southwestern Electric Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		612.3		529.3		466.7
Southwestern Electric Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		393.5	[16]	344.4		328.8
Southwestern Electric Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		10.1		10.0		9.1
Southwestern Electric Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		421.9		509.3		273.2
Southwestern Electric Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		273.2	[17]	386.6	[18]	162.0	[19]
Southwestern Electric Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		148.7	[20]	122.7	[21]	111.2	[22]
Revenue Textuals
Revenue from Related Parties		51.0
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		24.7	[23]	23.5	[24]	26.7	[25]
Southwestern Electric Power Co [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		1.2		5.8		3.2
Southwestern Electric Power Co [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		1.2	[26]	5.8	[27]	3.2	[28]
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1.9		1.9		2.9
Revenue, Performance Obligation
Revenues		0.0	[16]	0.0	[29]	0.0	[30]
Consolidation Eliminations [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Revenue, Performance Obligation
Revenues		(1,603.8)		(1,461.5)		(1,328.0)
Revenue Textuals
Revenue from Related Parties		(1,603.8)		(1,461.5)		(1,328.0)
Consolidation Eliminations [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(0.9)		(0.8)		(0.7)
Consolidation Eliminations [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Consolidation Eliminations [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Consolidation Eliminations [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(0.9)	[1]	(0.8)		(0.7)
Consolidation Eliminations [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Consolidation Eliminations [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(1,431.3)		(1,261.2)		(1,111.3)
Consolidation Eliminations [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Consolidation Eliminations [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(1,413.2)	[2]	(1,206.0)	[3]	(1,006.7)	[4]
Consolidation Eliminations [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(8.0)	[1]	(3.6)	[5]	(1.6)	[6]
Consolidation Eliminations [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(10.1)	[1]	(51.6)	[7]	(103.0)	[8]
Consolidation Eliminations [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(104.8)	[9]	(115.2)	[5]	(148.6)	[6]
Consolidation Eliminations [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		(1,537.0)		(1,377.2)		(1,260.6)
Consolidation Eliminations [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(66.8)		(84.3)		(67.4)
Consolidation Eliminations [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(57.7)	[10]	(73.6)	[11]	7.5	[12]
Consolidation Eliminations [Member] | Other Revenues [Member]
Revenue, Performance Obligation
Revenues		(9.1)	[1],[13]	(10.7)	[5],[14]	(74.9)	[6],[15]
Consolidation Eliminations [Member] | AEP Transmission Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Revenue, Performance Obligation
Revenues		0.0		0.0		0.0
Revenue Textuals
Revenue from Related Parties		0.0		0.0		0.0
Consolidation Eliminations [Member] | AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Vertically Integrated Utilities [Member]
Revenue, Performance Obligation
Revenues		11,477.5		9,998.5		8,879.4
Revenue Textuals
Revenue from Related Parties		184.7		146.3		126.2
Vertically Integrated Utilities [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		9,831.1		8,499.9		7,796.6
Vertically Integrated Utilities [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		4,498.6		3,952.6		3,606.8
Vertically Integrated Utilities [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,576.5		2,208.5		2,016.2
Vertically Integrated Utilities [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,543.8	[1]	2,168.2		2,018.0
Vertically Integrated Utilities [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		212.2		170.6		155.6
Vertically Integrated Utilities [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,401.1		1,298.1		922.8
Vertically Integrated Utilities [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		958.3		942.6		588.3
Vertically Integrated Utilities [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		442.8	[2]	355.5	[3]	334.5	[4]
Vertically Integrated Utilities [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0	[5]	0.0	[6]
Vertically Integrated Utilities [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0	[7]	0.0	[8]
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		241.1	[9]	187.5	[5]	163.2	[6]
Vertically Integrated Utilities [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		11,473.3		9,985.5		8,882.6
Vertically Integrated Utilities [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		4.2		13.0		(3.2)
Vertically Integrated Utilities [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		3.8	[10]	13.5	[11]	(3.2)	[12]
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Revenue, Performance Obligation
Revenues		0.4	[1],[13]	(0.5)	[5],[14]	0.0	[6],[15]
Transmission And Distribution Utilities [Member]
Revenue, Performance Obligation
Revenues		5,512.0		4,492.9		4,345.9
Revenue Textuals
Revenue from Related Parties		22.4		28.8		107.2
Transmission And Distribution Utilities [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		4,622.9		3,658.5		3,568.1
Transmission And Distribution Utilities [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,497.3		2,138.2		2,086.9
Transmission And Distribution Utilities [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,365.2		1,081.2		1,048.6
Transmission And Distribution Utilities [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		711.3	[1]	395.2		390.1
Transmission And Distribution Utilities [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		49.1		43.9		42.5
Transmission And Distribution Utilities [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		650.0		572.4		467.0
Transmission And Distribution Utilities [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Transmission And Distribution Utilities [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		650.0	[2]	572.4	[3]	467.0	[4]
Transmission And Distribution Utilities [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0	[5]	0.0	[6]
Transmission And Distribution Utilities [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0	[7]	0.0	[8]
Transmission And Distribution Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		247.3	[9]	194.2	[5]	157.8	[6]
Transmission And Distribution Utilities [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		5,520.2		4,425.1		4,192.9
Transmission And Distribution Utilities [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(8.2)		67.8		153.0
Transmission And Distribution Utilities [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(26.8)	[10]	48.8	[11]	70.0	[12]
Transmission And Distribution Utilities [Member] | Other Revenues [Member]
Revenue, Performance Obligation
Revenues		18.6	[1],[13]	19.0	[5],[14]	83.0	[6],[15]
AEP Transmission Holdco [Member]
Revenue, Performance Obligation
Revenues		1,677.0		1,526.2		1,198.8
AEP Transmission Holdco [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Holdco [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Holdco [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Holdco [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0		0.0
AEP Transmission Holdco [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Holdco [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,700.6		1,456.4		1,257.0
AEP Transmission Holdco [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
AEP Transmission Holdco [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,700.6	[2]	1,456.4	[3]	1,257.0	[4]
Revenue Textuals
Revenue from Related Parties		1,300.0		1,100.0		965.0
AEP Transmission Holdco [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0	[5]	0.0	[6]
AEP Transmission Holdco [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0	[7]	0.0	[8]
AEP Transmission Holdco [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		8.2	[9]	17.1	[5]	22.4	[6]
AEP Transmission Holdco [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,708.8		1,473.5		1,279.4
AEP Transmission Holdco [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		(31.8)		52.7		(80.6)
AEP Transmission Holdco [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		(31.8)	[10]	52.7	[11]	(80.6)	[12]
AEP Transmission Holdco [Member] | Other Revenues [Member]
Revenue, Performance Obligation
Revenues		0.0	[1],[13]	0.0	[5],[14]	0.0	[6],[15]
Generation and Marketing [Member]
Revenue, Performance Obligation
Revenues		2,466.9		2,163.7		1,725.6
Revenue Textuals
Revenue from Related Parties		18.0		55.4		104.6
Generation and Marketing [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Generation and Marketing [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Generation and Marketing [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Generation and Marketing [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0		0.0
Generation and Marketing [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Generation and Marketing [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,113.5		1,947.4		1,679.7
Generation and Marketing [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		271.2		137.9		131.9
Generation and Marketing [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[2]	0.0	[3]	0.0	[4]
Generation and Marketing [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		129.1	[1]	86.9	[5]	60.9	[6]
Generation and Marketing [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		1,713.2	[1]	1,722.6	[7]	1,486.9	[8]
Revenue Textuals
Revenue from Related Parties				52.0		103.0
Generation and Marketing [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		12.1	[9]	7.2	[5]	2.3	[6]
Generation and Marketing [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		2,125.6		1,954.6		1,682.0
Generation and Marketing [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		341.3		209.1		43.6
Generation and Marketing [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		0.0	[10]	0.0	[11]	0.0	[12]
Generation and Marketing [Member] | Other Revenues [Member]
Revenue, Performance Obligation
Revenues		341.3	[1],[13]	209.1	[5],[14]	43.6	[6],[15]
Other Segments [Member]
Revenue, Performance Obligation
Revenues	[31]	109.9		72.2		96.8
Revenue Textuals
Revenue from Related Parties	[31]	59.2		55.9		88.6
Other Segments [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Other Segments [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Other Segments [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Other Segments [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0		0.0
Other Segments [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Other Segments [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		6.9		1.4		(5.5)
Other Segments [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0		0.0		0.0
Other Segments [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[2]	0.0	[3]	0.0	[4]
Other Segments [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		0.0	[1]	0.0	[5]	0.0	[6]
Other Segments [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		6.9	[1]	1.4	[7]	(5.5)	[8]
Other Segments [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		93.9	[9]	60.1	[5]	92.5	[6]
Other Segments [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers		100.8		61.5		87.0
Other Segments [Member] | Alternative and Other [Member]
Revenue, Performance Obligation
Revenues		9.1		10.7		9.8
Other Segments [Member] | Alternative [Member]
Revenue, Performance Obligation
Revenues		0.0	[10]	0.0	[11]	0.0	[12]
Other Segments [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[31]	50.7		16.3		8.2
Revenue, Performance Obligation
Revenues		9.1	[1],[13]	$ 10.7	[5],[14]	$ 9.8	[6],[15]
Corporate and Other [Member] | Other Revenues [Member]
Revenue Textuals
Revenue from Related Parties		$ 59.0

[1]	Amounts include affiliated and nonaffiliated revenues.
[2]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $1.3 billion. The remaining affiliated amounts were immaterial.
[3]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $1.1 billion. The remaining affiliated amounts were immaterial.
[4]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $965 million. The remaining affiliated amounts were immaterial.
[5]	Amounts include affiliated and nonaffiliated revenues.
[6]	Amounts include affiliated and nonaffiliated revenues.
[7]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $52 million. The remaining affiliated amounts were immaterial.
[8]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $103 million. The remaining affiliated amounts were immaterial.
[9]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Corporate and Other was $59 million. The remaining affiliated amounts were immaterial.
[10]	Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
[11]	Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
[12]	Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
[13]	Generation & Marketing includes economic hedge activity.
[14]	Generation & Marketing includes economic hedge activity.
[15]	Generation & Marketing includes economic hedge activity.
[16]	Amounts include affiliated and nonaffiliated revenues.
[17]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $170 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.
[18]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $129 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.
[19]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $112 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.
[20]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $1.3 billion, APCo was $78 million and SWEPCo was $51 million. The remaining affiliated amounts were immaterial.
[21]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $1.1 billion. The remaining affiliated amounts were immaterial.
[22]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $952 million. The remaining affiliated amounts were immaterial.
[23]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $62 million primarily relating to barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.
[24]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $60 million primarily relating to barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.
[25]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $69 million primarily relating to barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.
[26]	Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
[27]	Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
[28]	Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
[29]	Amounts include affiliated and nonaffiliated revenues.
[30]	Amounts include affiliated and nonaffiliated revenues.
[31]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.